CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, Shares authorized	100,000,000	100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Issued	58,953,638	45,717,635
Common Stock, Shares outstanding	58,953,638	45,717,635